Segment (Tables)	12 Months Ended
Jun. 30, 2026
Segment [Abstract]
Schedule of Financial Information, Including Significant Segment Expenses

The following table presents financial information, including significant segment expenses, which are regularly provided to the CODM and included within segment and consolidated net loss:

	For the year ended June 30,
	2026	2025	2024
Expenses
Operating expenses, excluding share-based compensation, depreciation and amortization expense:
Selling and marketing	$6,486	$8,014	$125,427
General and administrative
Salaries and related benefit	2,383,902	912,948	1,214,852
Professional fees	3,709,008	583,293	303,577
Rental expenses	450,699	542,749	521,814
Other expenses*	570,671	499,638	720,949
	7,114,280	2,538,628	2,761,192
Research and development
Salaries and related benefit	1,009,370	593,804	606,761
Supplies and materials	74,571	73,325	85,910
Other expenses*	213,263	233,714	402,345
	1,297,204	900,843	1,095,016
Share-based compensation
General and administrative	3,223,160	197,361	478,094
Research and development	2,423	47,447	(28,783)
	3,225,583	244,808	449,311
Depreciation	80,908	77,692	305,780
Total operating expenses	11,724,461	3,769,985	4,736,726
Operating loss	(11,724,461)	(3,769,985)	(4,736,726)
Other income, net	22,520	185,772	373,505
Income tax expense	-	-	-
Segment and consolidated net loss	(11,701,941)	(3,584,213)	(4,363,221)

*	Other expenses include travelling, transportation, entertainment and other sundries expenses.